Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Significant Accounting Policies [Line Items]
Beginning Balance			$ (280,097)
Net current period foreign currency translation loss	$ (48,577)	$ (155,409)	(93,730)	$ (348,353)
Ending Balance	$ (373,827)		$ (373,827)